PARTICIPANT CONTRIBUTIONS TRANSFERRED LATE TO PLAN	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Delinquent Participant Contribution [Line Items]
PARTICIPANT CONTRIBUTIONS TRANSFERRED LATE TO PLAN	PARTICIPANT CONTRIBUTIONS TRANSFERRED LATE TO PLANIn 2025, based on the timing of historical remittances to the Plan which established the earliest date on which contributions could reasonably be segregated from the Company's general assets, the Company did not make any late remittance of Plan contributions. In 2024, the Company made one late remittance of Plan contributions relating to the May 15, 2024 pay period. This remittance totaled $428. Using the Department of Labor's Voluntary Fiduciary Correction Program ("VFCP") calculator, the Company determined the lost earnings relating to the late remittances were $1 and were fully corrected under the VFCP during the year ended December 31, 2024.